Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 5,707,383	$ 6,539,621
Deferred tax liabilities		(101,846)
Net deferred tax asset (liability)	5,707,383	6,437,775
Property, plant and equipment, deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	8,916	141
Deferred tax liabilities intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	4,291,655
Deferred tax liabilities		(1,006,371)
Finance related costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	374,721	527,462
Reserves [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset		74,105
Deferred tax liabilities	(7,157)
Share transaction costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	196,508	273,332
Stock-based compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	387,943	426,051
Deferred consideration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset		1,523,663
Deferred tax liabilities	(44,255)
Earn-out obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	499,052	5,128,162
Unrealized foreign exchange [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(508,770)
Country of Domicile [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	201,555	405,108
Deferred tax liabilities	(99,254)	(506,954)
Net deferred tax asset (liability)	102,301	(101,846)
Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	5,690,541	7,559,797
Deferred tax liabilities	(85,459)	(1,020,176)
Net deferred tax asset (liability)	$ 5,605,082	$ 6,539,621